Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance

PVP Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding Compensation Actually Paid (“CAP”) and certain performance metrics under the SEC Pay Versus Performance (“PVP”) disclosure requirements for our principal executive officer
(“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO 1 ($)	CAP for PEO 1,2 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average CAP for Non-PEO NEOs 1,2 ($)	Value of Initial Fixed $100 Investment based on: 3		Net Income ($ Millions)	Adjusted Earnings per Share Growth 4
					TSR ($)	Peer Group TSR ($)
2024	26,205,390	46,937,835	9,461,660	12,859,725	180	174	2,720	10%
2023	23,661,834	26,595,162	16,616,433	14,770,260	144	133	2,628	6%
2022	19,668,985	18,544,322	6,643,617	6,472,711	148	119	2,646	12%
2021	19,868,384	101,103,407	7,644,425	25,641,567	147	133	1,308	22%
2020	20,294,496	39,560,227	6,898,103	11,455,444	102	98	2,018	7%

1.
The PEO for each year reflected in the table is Gregory C. Case, the Company’s CEO. The non-PEO
NEOs are Edmund Reese and Mindy Simon (for 2024 only), Christa Davies and Eric Andersen (for each year in this table), Lisa Stevens (for years 2021, 2022, 2023 and 2024 only), Darren Zeidel (for years 2021, 2022 and 2023 only), John Bruno (for 2020 only) and Anthony Goland (for 2020 only).

2.
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. CAP amounts reflect the Summary Compensation Table Total with exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Amounts in the “Average Exclusion of Change in Pension Value for
Non-PEO
NEOs” column reflect the amounts attributable to the Change in Pension Value reported in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column presented in the Summary Compensation Table. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP for PEO
2024	$26,205,390	($21,363,030)	$42,095,475	$46,937,835
Average
Non-PEO
NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs
2024	$9,461,660	($817)	($6,379,509)	$9,778,391	$12,859,725

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	During Year for PEO Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2024	$23,796,562	$7,402,811	$10,882,209	$13,894	$42,095,475
Average
Non-PEO
NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2024	$7,272,442	$2,443,513	$53,353	$9,083	$9,778,391

3.
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Company’s annual report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

4.
We determined Adjusted earnings per share (EPS) Growth to be the most important financial performance measure used to link Company performance to CAP to our PEO and
Non-PEO
NEOs in 2024. Adjusted EPS Growth, a
non-GAAP
measure, is an indicator of our core operating performance and excludes certain non-recurring
or extraordinary items.

Company Selected Measure Name	Adjusted earnings per share (EPS)
Named Executive Officers, Footnote	The PEO for each year reflected in the table is Gregory C. Case, the Company’s CEO. The non-PEO
	NEOs are Edmund Reese and Mindy Simon (for 2024 only), Christa Davies and Eric Andersen (for each year in this table), Lisa Stevens (for years 2021, 2022, 2023 and 2024 only), Darren Zeidel (for years 2021, 2022 and 2023 only), John Bruno (for 2020 only) and Anthony Goland (for 2020 only)
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in the Company’s annual report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 26,205,390	$ 23,661,834	$ 19,668,985	$ 19,868,384	$ 20,294,496
PEO Actually Paid Compensation Amount	$ 46,937,835	26,595,162	18,544,322	101,103,407	39,560,227
Adjustment To PEO Compensation, Footnote
PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP for PEO
2024	$26,205,390	($21,363,030)	$42,095,475	$46,937,835
Average
Non-PEO
NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs
2024	$9,461,660	($817)	($6,379,509)	$9,778,391	$12,859,725

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	During Year for PEO Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2024	$23,796,562	$7,402,811	$10,882,209	$13,894	$42,095,475
Average
Non-PEO
NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2024	$7,272,442	$2,443,513	$53,353	$9,083	$9,778,391

Non-PEO NEO Average Total Compensation Amount	$ 9,461,660	16,616,433	6,643,617	7,644,425	6,898,103
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,859,725	14,770,260	6,472,711	25,641,567	11,455,444
Adjustment to Non-PEO NEO Compensation Footnote
PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP for PEO
2024	$26,205,390	($21,363,030)	$42,095,475	$46,937,835
Average
Non-PEO
NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs
2024	$9,461,660	($817)	($6,379,509)	$9,778,391	$12,859,725

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	During Year for PEO Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2024	$23,796,562	$7,402,811	$10,882,209	$13,894	$42,095,475
Average
Non-PEO
NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2024	$7,272,442	$2,443,513	$53,353	$9,083	$9,778,391

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Our net income grew 73% over the 2019-2024 period reflective of strong growth and performance on our key financial metrics. In 2024, we had net income growth of 4%, driven by strong revenue growth. Net income performance does not have a strong relationship with the reported CAP to our PEO and
Non-PEO
	NEOs given the lower relative weighting of this measurement of performance as compared to the others previously discussed.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO
and
Non-PEO
NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted Earnings Per Share Growth
Adjusted Operating Income Growth
Stock Price

Total Shareholder Return Amount	$ 180	144	148	147	102
Peer Group Total Shareholder Return Amount	174	133	119	133	98
Net Income (Loss)	$ 2,720,000,000	$ 2,628,000,000	$ 2,646,000,000	$ 1,308,000,000	$ 2,018,000,000
Company Selected Measure Amount	0.10	0.06	0.12	0.22	0.07
PEO Name	Gregory C. Case
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share Growth
Non-GAAP Measure Description	We determined Adjusted earnings per share (EPS) Growth to be the most important financial performance measure used to link Company performance to CAP to our PEO and
Non-PEO
NEOs in 2024. Adjusted EPS Growth, a
non-GAAP
measure, is an indicator of our core operating performance and excludes certain non-recurring
	or extraordinary items.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,095,475
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,796,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,402,811
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,882,209
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,894
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,363,030)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(817)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,778,391
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,272,442
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,443,513
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,353
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,083
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,379,509)